Offerings	Nov. 18, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	1.510% Senior Notes due 2028
Amount Registered | shares	808,179,799
Proposed Maximum Offering Price per Unit	0.999
Maximum Aggregate Offering Price	$ 807,371,619.20
Fee Rate	0.01381%
Amount of Registration Fee	$ 111,498.02
Offering Note	The U.S. dollar equivalent of the Amount Registered has been calculated using a yen/U.S. dollar exchange rate of Yen153.0600 = U.S. $1.00, as announced by the U.S. Federal Reserve Board as of November 7, 2025.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	1.826% Senior Notes due 2030
Amount Registered | shares	348,229,453
Proposed Maximum Offering Price per Unit	0.9985
Maximum Aggregate Offering Price	$ 347,707,108.82
Fee Rate	0.01381%
Amount of Registration Fee	$ 48,018.35
Offering Note	See Offering Note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	2.422% Senior Notes due 2035
Amount Registered | shares	170,521,364
Proposed Maximum Offering Price per Unit	0.9975
Maximum Aggregate Offering Price	$ 170,095,060.59
Fee Rate	0.01381%
Amount of Registration Fee	$ 23,490.13
Offering Note	See Offering Note 1.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	2.810% Senior Notes due 2040
Amount Registered | shares	45,733,699
Proposed Maximum Offering Price per Unit	0.996
Maximum Aggregate Offering Price	$ 45,550,764.20
Fee Rate	0.01381%
Amount of Registration Fee	$ 6,290.56
Offering Note	See Offering Note 1.